PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Cost:	$ 42,720	$ 35,239
Accumulated depreciation:	28,829	25,222
Net book value	13,891	10,017
Depreciation expense	3,618	4,049	$ 4,597
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	29,793	26,234
Accumulated depreciation:	22,740	19,925
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	1,980	1,731
Accumulated depreciation:	1,428	1,363
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost:	10,947	7,274
Accumulated depreciation:	$ 4,661	$ 3,934